                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 12/31/05

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Northaven Management Co.

Address: 375 Park Ave
        Suite 2709
        New York, NY 10152



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: James Morley
Title: Client Service Representative
Phone: 212-713-9117


Signature, Place, and Date of Signing:

James Morley                     New York, NY                    02/09/06
---------------------     ---------------------------      -------------------
    [Signature]                 [City, State]                     [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

-------   ---------------------------   --------------------------------

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE



     COLUMN 1            COLUMN 2      COLUMN 3   COLUMN 4          COLUMN 5        COLUMN 6     COLUMN 7          COLUMN 8
------------------    --------------   --------   --------    ------------------   ----------    --------    --------------------
                                                    VALUE     SHRS OR  SH/  PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
  NAME OF ISSUER      TITLE OF CLASS    CUSIP     (x$1000)    PRN AMT  PRN  CALL   DISCRETION    MANAGERS    SOLE   SHARED   NONE
------------------    --------------   --------   --------    -------  ---  ----   ----------    --------    ----   ------   ----

---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------

[Repeat as necessary.]


                                    FORM 13F                          12/31/2005
REPORTING MANAGER: UBS Securities LLC                                     Page 1
CIK 0001078975
CCC 8pbczyu$
--------------------------------------------------------------------------------
                   VALUATION CURRENCY: USD

ITEM 1                                  ITEM 2     ITEM 3      ITEM 4     ITEM 5         ITEM 6       ITEM 7          ITEM 8
------                                  ------     ------      ------     ------         ------       ------          ------
Name of Issuer                          TITLE      CUSIP       FAIR     SHARES OF    INVEST. DESC.     MANA-     VOTING AUTHORITY
                                         OF        NUMBER      MARKET   PRINCIPLE        SHARED        GERS
                                        CLASS                  VALUE     AMMOUNT   SOLE SHARED OTHER           SOLE   SHARED   OTHER
ASTORIA FINANCIAL CORP                  COMMON   046265104    5118540    174100 N   X                  NORT                   174100
AFFIRMATIVE INSURANCE HLDG              OTC EQ   008272106     445404     30528 N   X                  NORT                    30528
ASSURANT INC                            COMMON   04621X108    1052458     24200 N   X                  NORT                    24200
AON CORP                                COMMON   037389103    8973120    249600 N   X                  NORT                   249600
ARES CAPITAL CORP                       OTC EQ   04010L103   11672428    726349 N   X                  NORT                   726349
AMVESCAP PLC-ORD 25P                    BSTK     G4917N106    7072243    930000 N   X                  NORT                   930000
AXIS CAPITAL HOLDINGS LTD               COMMON   G0692U109    5430208    173600 N   X                  NORT                   173600
BANK OF AMERICA CORP                    COMMON   060505104    7567677    163980 N   X                  NORT                   163980
BANKATLANTIC BANCORP INC-C              COMMON   065908501    2800000    200000 N   X                  NORT                   200000
CALL BANK OF NY SEP 35                  CALL O   0640576AZ     452500    350000 C   X                  NORT                   350000
BERKSHIRE HATHAWAY INC-DEL              COMMON   084670108    3987900        45 N   X                  NORT                       45
CITIGROUP INC                           COMMON   172967101    6575815    135500 N   X                  NORT                   135500
CONNCECTICUT BANK & TRUST               OTC EQ   207546102    2362500    250000 N   X                  NORT                   250000
DIME COMMUNITY BANCSHARES               OTC EQ   253922108    2824551    193330 N   X                  NORT                   193330
WTS DIME BANCORP INC NEW                OTC EQ   25429Q110      53791    413775 N   X                  NORT                   413775
FLUSHING FINANCIAL CORP                 OTC EQ   343873105    2671812    171600 N   X                  NORT                   171600
GREATER BAY BANCORP                     OTC EQ   391648102    7899287    308325 N   X                  NORT                   308325
GENWORTH FINANCIAL INC                  COMMON   37247D106   13391105    387250 N   X                  NORT                   387250
HUNTINGTON BANCSHARES INC               OTC EQ   446150104    4744110    199752 N   X                  NORT                   199752
HARRINTON WEST FINANCIAL                OTC EQ   41383L104    3506462    211360 N   X                  NORT                   211360
IRWIN FINANCIAL CORP                    COMMON   464119106    5315909    248175 N   X                  NORT                   248175
INDEPENDENT BANK CORP-MASS              OTC EQ   453836108    4785822    167747 N   X                  NORT                   167747
UNITED AMERICA INDEMNITY                OTC EQ   90933T109    4905792    267200 N   X                  NORT                   267200
J P MORGAN CHASE & CO                   COMMON   46625H100    8934219    225100 N   X                  NORT                   225100
JAMES RIVER GROUP INC                   OTC EQ   470359100    3076750    155000 N   X                  NORT                   155000
KANSAS CITY LIFE INSURANCE              OTC EQ   484836101    6946096    138700 N   X                  NORT                   138700
KMG AMERICA CORP                        COMMON   482563103    9791388   1066600 N   X                  NORT                  1066600
MBNA CORP                               COMMON   55262L100    2356620     86800 N   X                  NORT                    86800
LEGACY BK HARRISBURG PA                 OTC EQ   52463U104    5148467    302851 N   X                  NORT                   302851
MASSBANK CORP-READING MASS              OTC EQ   576152102     295614      8958 N   X                  NORT                     8958
CALL MELLON FNCL MAY 27.5               CALL O   58551P4AF     682500    200000 C   X                  NORT                   200000
MELLON FINL CORP                        COMMON   58551A108    4774450    139400 N   X                  NORT                   139400
MERRILL LYNCH & CO INC                  COMMON   590188108   12326860    182000 N   X                  NORT                   182000
MEADOWBROOK INSURANCE GROU              COMMON   58319P108    1168000    200000 N   X                  NORT                   200000
MGIC INVESTMENT CORP-WIS                COMMON   552848103    6075186     92300 N   X                  NORT                    92300
MORGAN STANLEY DEAN WITTER              COMMON   617446448   11126714    196100 N   X                  NORT                   196100
MAX RE CAPITAL LTD                      OTC EQ   G6052F103   16219564    624550 N   X                  NORT                   624550
NORTH FORK BANCORPORATION               COMMON   659424105    6949440    254000 N   X                  NORT                   254000
PMI GROUP INC                           COMMON   69344M101    9212001    224300 N   X                  NORT                   224300
PROCENTURY CORPOATION                   OTC EQ   74268T108    5804930    541000 N   X                  NORT                   541000
PLATINUM UNDERWRITERS                   COMMON   G7127P100    6524700    210000 N   X                  NORT                   210000
CHARLES SCHWAB CORP NEW                 OTC EQ   808513105    8735985    595500 N   X                  NORT                   595500
SEABRIGHT INSURANCE HLDG I              OTC EQ   811656107    1909124    114800 N   X                  NORT                   114800
SOUND FEDERAL BANCORP INC               OTC EQ   83607V104    4810144    251840 N   X                  NORT                   251840
CALL SOVEREIGN BA JAN 22.5              CALL O   8459058AX     465000    150000 C   X                  NORT                   150000
SOVEREIGN BANCORP INC                   COMMON   845905108   11847760    548000 N   X                  NORT                   548000
CALL STPAULTRAVEL JAN 35                CALL O   7928607AG     399000     35000 C   X                  NORT                    35000
ST PAUL TRAVELERS COMPANIE              COMMON   792860108   10096760    226030 N   X                  NORT                   226030
SWISS REINSURANCE                       FSTK     H84046137    1830220     25000 N   X                  NORT                    25000
TRANSCOMMUNITY FINANCIAL C              OTC EQ   893548107    3399500    418400 N   X                  NORT                   418400
U S BANCORP-DEL                         COMMON   902973304    9355570    313000 N   X                  NORT                   313000
U S I HOLDINGS CORP                     OTC EQ   90333H101    2373948    172400 N   X                  NORT                   172400
WACHOVIA CORP 2ND NEW                   COMMON   929903102   10504233    198718 N   X                  NORT                   198718
WADDELL & REED FINANCIAL I              COMMON   930059100    5553779    264844 N   X                  NORT                   264844
CALL WASH MUT INC SEP 35                CALL O   9393227AH     855000    150000 C   X                  NORT                   150000
PUT FINL SECTOR MAR 21                  PUT OP   82099W4MZ     110000    200000 P   X                  NORT                   200000
